Intangible Assets	6 Months Ended
Jun. 30, 2022
Disclosure of intangible assets [Abstract]
INTANGIBLE ASSETS

8 (b). INTANGIBLE ASSETS

The additions to the intangible assets during the six-months period ended 30 June 2022 were USD 303 thousand (30 June 2021: USD 1,420 thousand). The amortization expense for the six-months period ended 30 June 2022 was USD 622 thousand (30 June 2021: USD 672 thousand).